Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Liabilities
8. Accrued Liabilities
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2019	2020
Interest on long-term debt	2,790,621	1,887,414
Administrative expenses	205,184	209,553
Vessel operating and voyage expenses	3,006,274	1,676,532

Total	6,002,079	3,773,499